RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Balmoral International Land Holdings plc (“Balmoral”) is a related party of Dole plc, because the Chair of the Board of Dole plc is also the Chair of the Board of Balmoral. In the years ended December 31, 2021, December 31, 2020 and December 31, 2019, a subsidiary of Dole leased a number of buildings from, was in receipt of property management services from and provided IT management services to Balmoral. Total net expense related to Balmoral was $1.6 million, $1.4 million and $1.4 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
Mr. Murdock is a significant shareholder of Dole plc and former owner of Legacy Dole. Mr. Murdock owns, inter alia, the real estate company Castle and Cooke, Inc. (“Castle”). Purchases from and sales to various companies of Mr. Murdock were not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 .
See Note 23 “Investments in Unconsolidated Affiliates” for details of transactions with equity method investees, Note 16 “Leases” for details of lease-related transactions with related parties and Note 19 “Commitments and Contingencies” for details of related party guarantees.
All other transactions with related parties were not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019. Outstanding receivables from and payables to related parties were not material as of December 31, 2021 and December 31, 2020 .